Trade Receivables (Tables)	12 Months Ended
Dec. 31, 2023
Trade Receivables.
Schedule of trade receivable

As at December 31:	2023	2022
Trade receivables, gross amount	$1,924	$3,845
Less: Allowance for expected credit losses	(17)	(16)
Trade receivables, net amount	$1,907	$3,829

Schedule of movement in the loss allowance

Equal to lifetime expected credit losses
Financial assets that
are credit-impaired
at year-end
Loss allowance: as at January 1, 2022	$136
Additions for the year	2
Charge-off for the year	(121)
Exchange effect	(1)
Loss allowance: as at December 31, 2022	16
Additions for the year	292
Charge-off for the year	(291)
Exchange effect	—
Loss allowance: as at December 31, 2023	$17